8. Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Allowance for loan losses	$ 5,205	$ 5,560
Accrued retirement expense	1,489	1,409
Other real estate	218	628
Other	413	362
Unrealized loss on available for sale securities	747	0
Total gross deferred tax assets	8,072	7,959
Deferred tax liabilities:
Deferred loan fees	581	794
Premises and equipment	530	417
Unrealized gain on available for sale securities	0	3,581
Total gross deferred tax liabilities	1,111	4,792
Net deferred tax asset	$ 6,961	$ 3,167